NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Provident VA Separate Account 1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account 1 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
6,177 shares (cost $159,355)	$205,332
NVIT Nationwide Fund - Class IV (TRF4)
38,724 shares (cost $400,553)	394,598
NVIT Government Bond Fund - Class IV (GBF4)
16,783 shares (cost $199,380)	195,181
American Century NVIT Growth Fund - Class IV (CAF4)
7,135 shares (cost $80,226)	111,313
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
10,514 shares (cost $97,978)	118,392
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
18,243 shares (cost $181,408)	178,238
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
31,506 shares (cost $226,333)	335,225
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
16,012 shares (cost $122,190)	188,937
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
13,033 shares (cost $194,563)	254,930
NVIT S&P 500 Index Fund - Class IV (GVEX4)
129,319 shares (cost $1,092,862)	1,282,841
NVIT Large Cap Growth Fund - Class I (NVOLG1)
74,951 shares (cost $1,135,895)	1,297,395
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2,993 shares (cost $45,209)	51,685
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
13,951 shares (cost $151,295)	159,325
NVIT Money Market Fund - Class IV (SAM4)
951,501 shares (cost $951,501)	951,501
Growth and Income Portfolio - Initial Shares (DGI)
9,596 shares (cost $190,328)	211,788
Variable Series I - DWS Bond VIP - Class A (SVSB1)
33,492 shares (cost $184,301)	197,266
Variable Series I - DWS Growth & Income VIP - Class A (SVSGI1)
51,403 shares (cost $383,250)	438,471
Variable Series I - DWS International VIP - Class A (SVSI1)
26,219 shares (cost $265,119)	208,701
Managed Volatility Fund II (FVU2)
6,361 shares (cost $49,798)	60,811
Fund for US Government Securities II (FVUS2)
15,036 shares (cost $167,616)	173,664
Equity-Income Portfolio - Initial Class (FEIP)
37,287 shares (cost $781,452)	743,504
High Income Portfolio - Initial Class (FHIP)
39,274 shares (cost $196,390)	228,184
VIP Asset Manager Portfolio - Initial Class (FAMP)
38,013 shares (cost $539,608)	576,657
VIP Growth Portfolio - Initial Class (FGP)
22,809 shares (cost $723,167)	959,128

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP Growth Portfolio - Service Class 2 (FG2)
1,309 shares (cost $36,768)	54,489
VIP Overseas Portfolio - Service Class 2 (FO2)
1,905 shares (cost $31,097)	30,387
High Yield Portfolio - Administrative Class (PMVHYA)
2,276 shares (cost $15,698)	18,344
Total Return Portfolio - Administrative Class (PMVTRA)
4,914 shares (cost $51,654)	56,758
VIP Trust - Global Bond Fund: Initial Class (VWBF)
4,029 shares (cost $46,048)	48,024
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
19,651 shares (cost $204,911)	265,285
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
5,011 shares (cost $172,591)	145,975
Advantage VT Discovery Fund (SVDF)
6,081 shares (cost $104,726)	153,004
Advantage VT Opportunity Fund - Class 2 (SVOF)
4,293 shares (cost $54,763)	86,077

Total Investments	$10,381,410

Accounts Receivable-American Century NVIT Growth Fund - Class IV (CAF4)	172
Accounts Receivable-Equity-Income Portfolio - Initial Class (FEIP)	728
Accounts Receivable-VIP Overseas Portfolio - Service Class 2 (FO2)	193
Accounts Receivable-NVIT Large Cap Growth Fund - Class II (NVOLG2)	304
Accounts Receivable-Advantage VT Discovery Fund (SVDF)	164
Accounts Receivable-VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	487
Accounts Receivable-VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	366
Other Accounts Payable	(1,493)
Accounts Payable-The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	(216)
Accounts Payable-Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)	(174)
Accounts Payable-VIP Growth Portfolio - Service Class 2 (FG2)	(95)
Accounts Payable-Managed Volatility Fund II (FVU2)	(381)
Accounts Payable-Fund for US Government Securities II (FVUS2)	(306)
Accounts Payable-NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	(289)
Accounts Payable-High Yield Portfolio - Administrative Class (PMVHYA)	(48)
Accounts Payable-Total Return Portfolio - Administrative Class (PMVTRA)	(363)
Accounts Payable-VIP Trust - Global Bond Fund: Initial Class (VWBF)	(72)

$10,380,387

Contract Owners’ Equity:
Accumulation units	10,380,387

Total Contract Owners’ Equity (note 6)	$10,380,387

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		Total	DSRG	TRF4	GBF4	CAF4	GVIDM	GVDIV4	NVMMG1
Reinvested dividends	$	142,764	2,669	5,603	4,373	622	1,940	649	-
Mortality and expense risk charges (note 4b)		(155,581)	(3,752)	(6,290)	(2,871)	(1,543)	(1,655)	(2,700)	(5,310)

Net investment income (loss)		(12,817)	(1,083)	(687)	1,502	(921)	285	(2,051)	(5,310)

Realized gain (loss) on investments		146,522	57,398	(4,512)	650	2,397	7,803	(55,561)	37,298
Change in unrealized gain (loss) on investments		1,119,130	(21,282)	60,233	(4,966)	11,489	3,347	84,871	(15,900)

Net gain (loss) on investments		1,265,652	36,116	55,721	(4,316)	13,886	11,150	29,310	21,398

Reinvested capital gains		110,779	-	-	6,266	-	-	-	33,029

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,363,614	35,033	55,034	3,452	12,965	11,435	27,259	49,117

Investment Activity:		SCVF4	SCF4	GVEX4	NVOLG1	NVOLG2	EIF4	SAM4	DGI
Reinvested dividends	$	1,567	386	24,816	9,195	232	1,947	-	3,501
Mortality and expense risk charges (note 4b)		(2,722)	(3,472)	(19,312)	(19,920)	(694)	(2,153)	(14,671)	(3,683)

Net investment income (loss)		(1,155)	(3,086)	5,504	(10,725)	(462)	(206)	(14,671)	(182)

Realized gain (loss) on investments		2,135	(8,771)	58,700	61,563	73	(2,088)	-	2,016
Change in unrealized gain (loss) on investments		32,041	45,691	121,099	210,189	7,831	26,302	-	52,133

Net gain (loss) on investments		34,176	36,920	179,799	271,752	7,904	24,214	-	54,149

Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	33,021	33,834	185,303	261,027	7,442	24,008	(14,671)	53,967

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		SVSB1	SVSGI1	SVSI1	FVU2	FVUS2	FEIP	FHIP	FAMP
Reinvested dividends	$	9,675	6,131	4,248	1,714	6,572	22,636	12,869	8,772
Mortality and expense risk charges (note 4b)		(3,125)	(6,908)	(2,747)	(818)	(2,411)	(10,905)	(3,293)	(8,103)

Net investment income (loss)		6,550	(777)	1,501	896	4,161	11,731	9,576	669

Realized gain (loss) on investments		(13,851)	(15,463)	(13,613)	69	426	(38,427)	16,107	4,109
Change in unrealized gain (loss) on investments		20,882	92,210	46,717	2,159	(1,928)	93,961	2,811	56,112

Net gain (loss) on investments		7,031	76,747	33,104	2,228	(1,502)	55,534	18,918	60,221

Reinvested capital gains		-	-	-	3,443	-	47,968	-	4,200

Net increase (decrease) in contract owners’ equity resulting from operations	$	13,581	75,970	34,605	6,567	2,659	115,233	28,494	65,090

Investment Activity:		FGP	FG2	FO2	PMVHYA	PMVTRA	VWBF	VWEM	VWHA
Reinvested dividends	$	5,821	194	499	1,005	1,416	2,649	-	984
Mortality and expense risk charges (note 4b)		(14,596)	(750)	(390)	(241)	(768)	(877)	(3,443)	(2,223)

Net investment income (loss)		(8,775)	(556)	109	764	648	1,772	(3,443)	(1,239)

Realized gain (loss) on investments		56,204	367	11	42	98	441	(5,958)	(6,109)
Change in unrealized gain (loss) on investments		84,188	6,392	4,579	1,269	2,436	(2,348)	69,315	(5,123)

Net gain (loss) on investments		140,392	6,759	4,590	1,311	2,534	(1,907)	63,357	(11,232)

Reinvested capital gains		-	-	99	-	1,065	1,671	-	13,009

Net increase (decrease) in contract owners’ equity resulting from operations	$	131,617	6,203	4,798	2,075	4,247	1,536	59,914	538

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		SVDF	SVOF
Reinvested dividends	$	-	79
Mortality and expense risk charges (note 4b)		(2,087)	(1,148)

Net investment income (loss)		(2,087)	(1,069)

Realized gain (loss) on investments		2,557	411
Change in unrealized gain (loss) on investments		21,209	11,211

Net gain (loss) on investments		23,766	11,622

Reinvested capital gains		-	29

Net increase (decrease) in contract owners’ equity resulting from operations	$	21,679	10,582

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		DSRG		TRF4		GBF4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(12,817)	(2,267)	(1,083)	(1,697)	(687)	(1,447)	1,502	3,319
Realized gain (loss) on investments	146,522	(97,360)	57,398	20,259	(4,512)	(50,401)	650	(1,179)
Change in unrealized gain (loss) on investments	1,119,130	(297,255)	(21,282)	(17,951)	60,233	49,954	(4,966)	10,054
Reinvested capital gains	110,779	20,064	-	-	-	-	6,266	644

Net increase (decrease) in contract owners’ equity resulting from operations	1,363,614	(376,818)	35,033	611	55,034	(1,894)	3,452	12,838

Equity transactions:
Purchase payments received from contract owners (note 4a)	18,430	23,825	(230)	561	1,487	1,487	(150)	(98)
Transfers between funds (note 4a)	-	-	295	(8,877)	(651)	(242)	1,218	5,162
Redemptions (note 4a)	(2,693,827)	(2,135,713)	(157,872)	(36,272)	(116,104)	(116,723)	(22,447)	(74,105)
Net policy repayments (loans) (note 3)	(1,146)	(14,639)	(38)	(36)	-	-	(6)	(2)
Administrative charges (note 4c)	(1,284)	(1,325)	(58)	(42)	(35)	(72)	(7)	(37)
Adjustments to maintain reserves	(3,361)	(44,541)	(206)	(116)	(128)	(157)	59	8

Net equity transactions	(2,681,188)	(2,172,393)	(158,109)	(44,782)	(115,431)	(115,707)	(21,333)	(69,072)

Net change in contract owners’ equity	(1,317,574)	(2,549,211)	(123,076)	(44,171)	(60,397)	(117,601)	(17,881)	(56,234)
Contract owners’ equity beginning of period	11,697,961	14,247,172	328,192	372,363	454,944	572,545	213,037	269,271

Contract owners’ equity end of period	$10,380,387	11,697,961	205,116	328,192	394,547	454,944	195,156	213,037

CHANGES IN UNITS:
Beginning units	13,965	16,532	318	359	531	652	213	285
Units purchased	255	273	-	1	2	3	1	7
Units redeemed	(3,017)	(2,840)	(138)	(42)	(105)	(124)	(22)	(79)

Ending units	11,203	13,965	180	318	428	531	192	213

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	CAF4		GVIDM		GVDIV4		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(921)	(937)	285	1,141	(2,051)	1,001	(5,310)	(5,848)
Realized gain (loss) on investments	2,397	2,099	7,803	3,262	(55,561)	(34,598)	37,298	16,143
Change in unrealized gain (loss) on investments	11,489	(3,538)	3,347	(5,991)	84,871	(10,329)	(15,900)	(34,082)
Reinvested capital gains	-	-	-	-	-	-	33,029	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,965	(2,376)	11,435	(1,588)	27,259	(43,926)	49,117	(23,787)

Equity transactions:
Purchase payments received from contract owners (note 4a)	85	434	1,485	1,403	(242)	(211)	849	234
Transfers between funds (note 4a)	18	(732)	-	-	(1,788)	(6,576)	(44)	(11,440)
Redemptions (note 4a)	(7,785)	(9,763)	(31,622)	(12,208)	(50,550)	(18,813)	(87,491)	(28,824)
Net policy repayments (loans) (note 3)	-	-	-	-	(1)	(1)	(1)	(1)
Administrative charges (note 4c)	(12)	(5)	(49)	(10)	(20)	(12)	(41)	(31)
Adjustments to maintain reserves	309	(397)	(104)	(27)	(216)	772	220	(58)

Net equity transactions	(7,385)	(10,463)	(30,290)	(10,842)	(52,817)	(24,841)	(86,508)	(40,120)

Net change in contract owners’ equity	5,580	(12,839)	(18,855)	(12,430)	(25,558)	(68,767)	(37,391)	(63,907)
Contract owners’ equity beginning of period	105,905	118,744	136,958	149,388	203,849	272,616	372,574	436,481

Contract owners’ equity end of period	$111,485	105,905	118,103	136,958	178,291	203,849	335,183	372,574

CHANGES IN UNITS:
Beginning units	204	224	572	598	309	344	612	708
Units purchased	3	3	1	-	3	8	39	-
Units redeemed	(16)	(23)	(54)	(26)	(59)	(43)	(151)	(96)

Ending units	191	204	519	572	253	309	500	612

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SCVF4		SCF4		GVEX4		NVOLG1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1,155)	(2,027)	(3,086)	(2,367)	5,504	4,451	(10,725)	(12,322)
Realized gain (loss) on investments		2,135	(663)	(8,771)	(12,345)	58,700	24,954	61,563	696
Change in unrealized gain (loss) on investments		32,041	(11,568)	45,691	(4,358)	121,099	(25,328)	210,189	(54,941)
Reinvested capital gains		-	-	-	-	-	-	-	6,193

Net increase (decrease) in contract owners’ equity resulting from operations		33,021	(14,258)	33,834	(19,070)	185,303	4,077	261,027	(60,374)

Equity transactions:
Purchase payments received from contract owners (note 4a)		(193)	(110)	(97)	203	5,864	6,719	(609)	(158)
Transfers between funds (note 4a)		(1,217)	(6,977)	(13)	(7,613)	74	(920)	(4,702)	(25,653)
Redemptions (note 4a)		(35,494)	(6,215)	(29,235)	(23,375)	(262,891)	(161,158)	(548,174)	(223,780)
Net policy repayments (loans) (note 3)		(1)	-	(6)	(8)	(599)	(14,128)	(48)	(39)
Administrative charges (note 4c)		(38)	(5)	(18)	(7)	(190)	(119)	(160)	(148)
Adjustments to maintain reserves		(48)	(29)	102	(164)	(1,332)	1,043	388	(310)

Net equity transactions		(36,991)	(13,336)	(29,267)	(30,964)	(259,074)	(168,563)	(553,305)	(250,088)

Net change in contract owners’ equity		(3,970)	(27,594)	4,567	(50,034)	(73,771)	(164,486)	(292,278)	(310,462)
Contract owners’ equity beginning of period		192,896	220,490	250,243	300,277	1,355,970	1,520,456	1,589,918	1,900,380

Contract owners’ equity end of period	$	188,926	192,896	254,810	250,243	1,282,199	1,355,970	1,297,640	1,589,918

CHANGES IN UNITS:
Beginning units		261	279	349	390	951	1,070	2,376	2,738
Units purchased		-	2	1	4	5	7	-	-
Units redeemed		(46)	(20)	(38)	(45)	(168)	(126)	(719)	(362)

Ending units		215	261	312	349	788	951	1,657	2,376

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVOLG2		EIF4		SAM4		DGI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(462)	(439)	(206)	(103)	(14,671)	(20,028)	(182)	(578)
Realized gain (loss) on investments	73	2,108	(2,088)	(2,000)	-	-	2,016	1,547
Change in unrealized gain (loss) on investments	7,831	(3,002)	26,302	(4,026)	-	-	52,133	(18,225)
Reinvested capital gains	-	168	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,442	(1,165)	24,008	(6,129)	(14,671)	(20,028)	53,967	(17,256)

Equity transactions:
Purchase payments received from contract owners (note 4a)	(118)	(109)	(162)	28	(1,108)	1,168	(280)	(328)
Transfers between funds (note 4a)	-	-	(1,460)	74	80,947	1,280	(8)	12
Redemptions (note 4a)	-	-	(12,944)	(9,308)	(248,476)	(618,417)	(227,200)	(26,807)
Net policy repayments (loans) (note 3)	-	-	(1)	(1)	(267)	(133)	(37)	(45)
Administrative charges (note 4c)	-	-	(13)	(4)	(168)	(290)	(60)	(44)
Adjustments to maintain reserves	143	(46,812)	(323)	270	(205)	(121)	(157)	(169)

Net equity transactions	25	(46,921)	(14,903)	(8,941)	(169,277)	(616,513)	(227,742)	(27,381)

Net change in contract owners’ equity	7,467	(48,086)	9,105	(15,070)	(183,948)	(636,541)	(173,775)	(44,637)
Contract owners’ equity beginning of period	44,522	92,608	150,046	165,116	1,135,328	1,771,869	385,424	430,061

Contract owners’ equity end of period	$51,989	44,522	159,151	150,046	951,380	1,135,328	211,649	385,424

CHANGES IN UNITS:
Beginning units	67	67	250	265	1,659	2,553	388	415
Units purchased	-	-	-	2	153	48	-	-
Units redeemed	-	-	(23)	(17)	(402)	(942)	(205)	(27)

Ending units	67	67	227	250	1,410	1,659	183	388

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SVSB1		SVSGI1		SVSI1		FVU2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$6,550	8,969	(777)	(585)	1,501	1,135	896	1,443
Realized gain (loss) on investments	(13,851)	(10,713)	(15,463)	4,670	(13,613)	(49,865)	69	(143)
Change in unrealized gain (loss) on investments	20,882	13,978	92,210	(12,784)	46,717	3,066	2,159	458
Reinvested capital gains	-	-	-	-	-	-	3,443	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,581	12,234	75,970	(8,699)	34,605	(45,664)	6,567	1,758

Equity transactions:
Purchase payments received from contract owners (note 4a)	(210)	(138)	(242)	(236)	1,494	1,454	(58)	(67)
Transfers between funds (note 4a)	611	(10,489)	-	(6,950)	(1,196)	(10,259)	-	-
Redemptions (note 4a)	(100,424)	(26,281)	(203,377)	(64,888)	(12,553)	(64,953)	(567)	(4,162)
Net policy repayments (loans) (note 3)	-	-	(48)	(118)	(38)	(63)	-	-
Administrative charges (note 4c)	(44)	(22)	(23)	(65)	(14)	(30)	-	-
Adjustments to maintain reserves	(96)	247	(7)	(363)	(239)	356	(398)	(192)

Net equity transactions	(100,163)	(36,683)	(203,697)	(72,620)	(12,546)	(73,495)	(1,023)	(4,421)

Net change in contract owners’ equity	(86,582)	(24,449)	(127,727)	(81,319)	22,059	(119,159)	5,544	(2,663)
Contract owners’ equity beginning of period	283,842	308,291	565,845	647,164	186,518	305,677	54,886	57,549

Contract owners’ equity end of period	$197,260	283,842	438,118	565,845	208,577	186,518	60,430	54,886

CHANGES IN UNITS:
Beginning units	341	386	618	696	300	404	60	65
Units purchased	1	15	-	-	3	8	-	-
Units redeemed	(119)	(60)	(199)	(78)	(21)	(112)	(1)	(5)

Ending units	223	341	419	618	282	300	59	60

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVUS2		FEIP		FHIP		FAMP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4,161	5,188	11,731	8,001	9,576	13,959	669	5,126
Realized gain (loss) on investments	426	1,008	(38,427)	(69,064)	16,107	17,942	4,109	1,833
Change in unrealized gain (loss) on investments	(1,928)	1,702	93,961	58,665	2,811	(24,998)	56,112	(32,559)
Reinvested capital gains	-	-	47,968	-	-	-	4,200	3,163

Net increase (decrease) in contract owners’ equity resulting from operations	2,659	7,898	115,233	(2,398)	28,494	6,903	65,090	(22,437)

Equity transactions:
Purchase payments received from contract owners (note 4a)	(99)	(110)	4,747	5,258	52	122	4,218	4,251
Transfers between funds (note 4a)	6,400	(7,870)	(4,276)	(7,976)	(13,554)	22,526	(73,382)	110,395
Redemptions (note 4a)	(8,515)	(17,563)	(132,042)	(210,080)	(37,931)	(57,120)	(55,959)	(29,410)
Net policy repayments (loans) (note 3)	(4)	(4)	(27)	(28)	-	-	-	-
Administrative charges (note 4c)	-	(12)	(76)	(103)	(29)	(21)	(59)	(19)
Adjustments to maintain reserves	(721)	658	176	347	(108)	32	399	189

Net equity transactions	(2,939)	(24,901)	(131,498)	(212,582)	(51,570)	(34,461)	(124,783)	85,406

Net change in contract owners’ equity	(280)	(17,003)	(16,265)	(214,980)	(23,076)	(27,558)	(59,693)	62,969
Contract owners’ equity beginning of period	173,638	190,641	760,497	975,477	251,410	278,968	636,744	573,775

Contract owners’ equity end of period	$173,358	173,638	744,232	760,497	228,334	251,410	577,051	636,744

CHANGES IN UNITS:
Beginning units	179	205	552	705	253	288	574	497
Units purchased	9	5	4	7	1	25	4	102
Units redeemed	(12)	(31)	(89)	(160)	(50)	(60)	(109)	(25)

Ending units	176	179	467	552	204	253	469	574

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGP		FG2		FO2		PMVHYA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(8,775)	(12,154)	(556)	(635)	109	(67)	764	910
Realized gain (loss) on investments	56,204	39,633	367	316	11	55	42	48
Change in unrealized gain (loss) on investments	84,188	(42,107)	6,392	(547)	4,579	(6,040)	1,269	(647)
Reinvested capital gains	-	3,901	-	174	99	51	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	131,617	(10,727)	6,203	(692)	4,798	(6,001)	2,075	311

Equity transactions:
Purchase payments received from contract owners (note 4a)	981	947	(107)	(100)	(51)	(54)	(43)	(41)
Transfers between funds (note 4a)	(670)	(23,918)	-	-	-	-	-	-
Redemptions (note 4a)	(186,234)	(174,825)	-	-	-	-	-	-
Net policy repayments (loans) (note 3)	(10)	(15)	-	-	-	-	-	-
Administrative charges (note 4c)	(124)	(163)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,191)	868	(262)	93	70	212	32	32

Net equity transactions	(187,248)	(197,106)	(369)	(7)	19	158	(11)	(9)

Net change in contract owners’ equity	(55,631)	(207,833)	5,834	(699)	4,817	(5,843)	2,064	302
Contract owners’ equity beginning of period	1,014,020	1,221,853	48,560	49,259	25,763	31,606	16,232	15,930

Contract owners’ equity end of period	$958,389	1,014,020	54,394	48,560	30,580	25,763	18,296	16,232

CHANGES IN UNITS:
Beginning units	834	993	142	142	68	68	19	19
Units purchased	4	5	-	-	-	-	-	-
Units redeemed	(141)	(164)	(1)	-	-	-	-	-

Ending units	697	834	141	142	68	68	19	19

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVTRA		VWBF		VWEM		VWHA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$648	648	1,772	8,009	(3,443)	(1,002)	(1,239)	(279)
Realized gain (loss) on investments	98	103	441	(1,068)	(5,958)	(7,382)	(6,109)	1,765
Change in unrealized gain (loss) on investments	2,436	(381)	(2,348)	(2,325)	69,315	(76,687)	(5,123)	(37,071)
Reinvested capital gains	1,065	758	1,671	2,454	-	-	13,009	2,558

Net increase (decrease) in contract owners’ equity resulting from operations	4,247	1,128	1,536	7,070	59,914	(85,071)	538	(33,027)

Equity transactions:
Purchase payments received from contract owners (note 4a)	(120)	(115)	1,627	1,592	(41)	108	(92)	(102)
Transfers between funds (note 4a)	-	-	264	5,347	(3,195)	(4,808)	16,657	(2,897)
Redemptions (note 4a)	-	-	(74,699)	(15,635)	(14,873)	(29,175)	(23,816)	(18,814)
Net policy repayments (loans) (note 3)	-	-	-	-	(8)	(7)	(6)	(10)
Administrative charges (note 4c)	-	-	(11)	(12)	(18)	(30)	(15)	(11)
Adjustments to maintain reserves	80	(839)	(357)	(107)	92	552	364	(23)

Net equity transactions	(40)	(954)	(73,176)	(8,815)	(18,043)	(33,360)	(6,908)	(21,857)

Net change in contract owners’ equity	4,207	174	(71,640)	(1,745)	41,871	(118,431)	(6,370)	(54,884)
Contract owners’ equity beginning of period	52,188	52,014	119,592	121,337	223,901	342,332	152,711	207,595

Contract owners’ equity end of period	$56,395	52,188	47,952	119,592	265,772	223,901	146,341	152,711

CHANGES IN UNITS:
Beginning units	55	56	122	132	234	262	100	112
Units purchased	-	-	2	8	3	7	13	1
Units redeemed	-	(1)	(77)	(18)	(20)	(35)	(19)	(13)

Ending units	55	55	47	122	217	234	94	100

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SVDF		SVOF
	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,087)	(2,022)	(1,069)	(1,030)
Realized gain (loss) on investments	2,557	7,475	411	(3,855)
Change in unrealized gain (loss) on investments	21,209	(5,798)	11,211	151
Reinvested capital gains	-	-	29	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,679	(345)	10,582	(4,734)

Equity transactions:
Purchase payments received from contract owners (note 4a)	(121)	(82)	(86)	(85)
Transfers between funds (note 4a)	(335)	(854)	7	255
Redemptions (note 4a)	(3,952)	(19,268)	(600)	(37,771)
Net policy repayments (loans) (note 3)	-	-	-	-
Administrative charges (note 4c)	(2)	(7)	-	(4)
Adjustments to maintain reserves	335	(329)	(32)	(7)

Net equity transactions	(4,075)	(20,540)	(711)	(37,612)

Net change in contract owners’ equity	17,604	(20,885)	9,871	(42,346)
Contract owners’ equity beginning of period	135,564	156,449	76,244	118,590

Contract owners’ equity end of period	$153,168	135,564	86,115	76,244

CHANGES IN UNITS:
Beginning units	336	384	118	171
Units purchased	2	3	1	2
Units redeemed	(11)	(51)	(2)	(55)

Ending units	327	336	117	118

    See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Organization

The Nationwide Provident (NLICA) VA Separate Account 1 (the Account) was established on October 19, 1992 by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of Pennsylvania law. On December 31, 2009 NLICA merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

DREYFUS CORPORATION FUNDS
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
MASSACHUSETTS FINANCIAL SERVICES CO.
Growth Series - Service Class (MEGSS)*
New Discovery Series - Service Class (MNDSC)*
NATIONWIDE FUNDS GROUP
NVIT Nationwide Fund - Class IV (TRF4)
NVIT Government Bond Fund - Class IV (GBF4)
American Century NVIT Growth Fund - Class IV (CAF4)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
NVIT S&P 500 Index Fund - Class IV (GVEX4)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
NVIT Money Market Fund - Class IV (SAM4)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST
Variable Series I - DWS Bond VIP - Class A (SVSB1)
Variable Series I - DWS Growth & Income VIP - Class A (SVSGI1)
Variable Series I - DWS International VIP - Class A (SVSI1)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Managed Volatility Fund II (FVU2)
Fund for US Government Securities II (FVUS2)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Growth Portfolio - Initial Class (FGP)
VIP Growth Portfolio - Service Class 2 (FG2)
VIP Overseas Portfolio - Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)*
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)*
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
High Yield Portfolio - Administrative Class (PMVHYA)
Total Return Portfolio - Administrative Class (PMVTRA)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Bond Fund: Initial Class (VWBF)
VIP Trust -Emerging Markets Fund: Initial Class (VWEM)
VIP Trust -Global Hard Assets Fund: Initial Class (VWHA)
WELLS FARGO FUNDS
Advantage VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)

*At December 31, 2012, contract owners were not invested in the fund.

The contract owner’s equity is affected by the investment results of each fund, equity transactions by contractowners and certain contract expenses (see note 4).

The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV, J.P. Morgan NVIT Balanced Fund Class IV, Nationwide NVIT Mid Cap Growth Fund Class IV, Nationwide NVIT International Value Fund Class IV subaccounts are the only funds available to owners of a Market Street VIP contract.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Account in the financial statements.

(a) Investment Valuation

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(b) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(c) Estimates

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

(d) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(e) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3) Contract Loans

Contract provisions allow contractowners to borrow up to the contract’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(4) Expenses and Related Party Transactions

(a) Deductions from Premiums

Deductions for premium taxes are made from the premiums by the Company (0 - 4% of premium payments depending on the Insured state of residence). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in Contract Owners’ Equity.

There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 contract years (surrender charges ranges from 0 - 8% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 - 9 contract years following a premium payment (surrender charges ranges from 0 - 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges are included with contract maintenance charges in the Statement of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $34,520 and $202,539, respectively, and total transfers from the Account to the fixed account were $1,145 and $14,638, respectively. Transfers from the Account to the fixed account are included in redemptions or transfers between funds, and transfers to the Account from the fixed account are included in purchase payments received from contract owners or transfers between funds, as applicable, on the accompanying Statement of Changes in Contract Owners’ Equity. Transfers between funds also include net equity transactions other than those related to redemptions or purchases.

(b) Mortality and Expense Risk Charges

In addition, to compensate for costs associated with administration of the contracts, for some contracts the Company deducts a daily asset-based administration charge from the assets of the Account equal to an annual rate of 0.15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the Statements of Operations. The Account is charged a daily mortality and expense risk charge at an annual rate of 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

(c) Administrative Charges

An annual administrative fee of $0 - $30 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. An optional annual deduction for an additional death benefit rider may be made (0.25% of the contract account value). During any given contract year, the first four transfers by VIP contractowners and the first twelve transfers by other variable annuity contractowners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are assessed against each contract by liquidating units.

The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractowners will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$10,381,410	$0	$0	$10,381,410

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

		Purchases of Investments	Sales of Investments
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)		$2,969	$161,930
NVIT Nationwide Fund - Class IV (TRF4)		7,418	123,371
NVIT Government Bond Fund - Class IV (GBF4)		11,914	25,525
American Century NVIT Growth Fund - Class IV (CAF4)		1,675	10,283
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		3,503	33,399
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)		2,548	57,193
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		34,322	93,301
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)		1,567	39,652
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)		1,051	33,489
NVIT S&P 500 Index Fund - Class IV (GVEX4)		37,367	289,486
NVIT Large Cap Growth Fund - Class I (NVOLG1)		10,581	575,048
NVIT Large Cap Growth Fund - Class II (NVOLG2)		232	815
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)		1,946	16,725
NVIT Money Market Fund - Class IV (SAM4)		122,036	305,794
Growth and Income Portfolio - Initial Shares (DGI)		3,516	231,252
Variable Series I - DWS Bond VIP - Class A (SVSB1)		10,343	103,838
Variable Series I - DWS Growth & Income VIP - Class A (SVSGI1)		6,162	210,579
Variable Series I - DWS International VIP - Class A (SVSI1)		5,829	16,619
Managed Volatility Fund II (FVU2)		5,159	1,440
Fund for US Government Securities II (FVUS2)		15,448	13,492
Equity-Income Portfolio - Initial Class (FEIP)		74,256	146,181
High Income Portfolio - Initial Class (FHIP)		14,193	56,058
VIP Asset Manager Portfolio - Initial Class (FAMP)		17,139	137,399
VIP Growth Portfolio - Initial Class (FGP)		14,230	208,914
VIP Growth Portfolio - Service Class 2 (FG2)		195	855
VIP Overseas Portfolio - Service Class 2 (FO2)		598	450
High Yield Portfolio - Administrative Class (PMVHYA)		1,006	288
Total Return Portfolio - Administrative Class (PMVTRA)		2,481	891
VIP Trust - Global Bond Fund: Initial Class (VWBF)		6,393	75,760
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)		1,806	23,366
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)		35,393	30,895
Advantage VT Discovery Fund (SVDF)		285	6,772
Advantage VT Opportunity Fund - Class 2 (SVOF)		671	2,384

	Total	$454,232	$3,033,445

(6) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	1.40%	180	$1,139.53	$205,116	0.99%	10.41%
2011	1.40%	318	1,032.05	328,192	0.92%	-0.50%
2010	1.40%	359	1,037.22	372,363	0.92%	13.22%
2009	1.40%	464	916.11	425,073	1.02%	31.90%
2008	1.40%	539	694.57	374,425	0.77%	-35.34%
Growth Series - Service Class (MEGSS)
2009	1.40%	28	275.47	7,713	0.06%	35.42%
2008	1.40%	28	203.42	5,765	0.00%	-38.42%
New Discovery Series - Service Class (MNDSC)
2009	1.40%	12	447.16	5,366	0.00%	60.66%
2008	1.40%	12	278.33	3,311	0.00%	-40.36%
NVIT Nationwide Fund - Class IV (TRF4)
2012	1.20% to 1.40%	428	133.84 to 1,174.78	394,547	1.25%	12.85% to 12.63%
2011	1.20% to 1.40%	531	118.60 to 1,043.05	454,944	1.10%	-0.56% to -0.76%
2010	1.20% to 1.40%	652	119.27 to 1,051.06	572,545	1.04%	12.13% to 11.90%
2009	1.20% to 1.40%	677	106.37 to 939.27	532,605	1.37%	24.44% to 24.19%
2008	1.20% to 1.40%	805	85.48 to 756.30	512,661	1.43%	-42.25% to -42.36%
NVIT Government Bond Fund - Class IV (GBF4)
2012	1.40%	192	1,016.44	195,156	2.12%	1.63%
2011	1.40%	213	1,000.17	213,037	2.83%	5.86%
2010	1.40%	285	944.81	269,271	2.80%	3.33%
2009	1.40%	499	914.40	456,288	3.72%	1.26%
2008	1.20% to 1.40%	373	107.99 to 903.03	336,517	4.07%	6.33% to 6.12%
American Century NVIT Growth Fund - Class IV (CAF4)
2012	1.40%	191	583.69	111,485	0.56%	12.43%
2011	1.40%	204	519.14	105,905	0.58%	-2.07%
2010	1.40%	224	530.11	118,744	0.58%	17.59%
2009	1.40%	391	450.81	176,268	0.55%	31.76%
2008	1.40%	462	342.14	158,027	0.26%	-39.64%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	1.20% to 1.40%	519	70.74 to 702.21	118,103	1.58%	9.49% to 9.27%
2011	1.20% to 1.40%	572	64.61 to 642.65	136,958	2.13%	-1.23% to -1.43%
2010	1.20% to 1.40%	598	65.42 to 651.95	149,388	2.16%	9.59% to 9.37%
2009	1.20% to 1.40%	737	59.69 to 596.09	214,030	1.00%	19.38% to 19.22%	*	***
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2012	1.20% to 1.40%	253	132.05 to 1,054.87	178,291	0.33%	15.76% to 15.52%
2011	1.20% to 1.40%	309	114.07 to 913.13	203,849	1.76%	-17.16% to -17.32%
2010	1.20% to 1.40%	344	137.70 to 1,104.43	272,616	2.01%	4.93% to 4.72%
2009	1.20% to 1.40%	431	131.23 to 1,054.67	350,214	2.05%	28.34% to 28.08%
2008	1.20% to 1.40%	533	102.25 to 823.42	356,712	1.85%	-46.99% to -47.10%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	1.20% to 1.40%	500	82.89 to 822.78	335,183	0.00%	13.53% to 13.30%
2011	1.20% to 1.40%	612	73.01 to 726.18	372,574	0.00%	-5.37% to -5.56%
2010	1.20% to 1.40%	708	77.15 to 768.92	436,481	0.00%	25.31% to 25.06%
2009	1.20% to 1.40%	742	61.57 to 614.86	366,591	0.00%	23.14% to 22.97%	*	***
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2012	1.40%	215	878.72	188,926	0.80%	18.90%
2011	1.40%	261	739.06	192,896	0.43%	-6.48%
2010	1.40%	279	790.29	220,490	0.67%	24.85%
2009	1.40%	426	633.00	269,660	0.45%	24.65%
2008	1.40%	448	507.81	233,244	0.97%	-33.21%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2012	1.40%	312	816.70	254,810	0.16%	13.90%
2011	1.40%	349	717.03	250,243	0.52%	-6.87%
2010	1.40%	390	769.94	300,277	0.29%	23.60%
2009	1.40%	474	622.94	295,275	0.26%	32.74%
2008	1.40%	618	469.30	290,183	0.76%	-39.05%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2012	1.40%	788	1,627.16	1,282,199	1.80%	14.12%
2011	1.40%	951	1,425.84	1,355,970	1.68%	0.34%
2010	1.40%	1,070	1,420.99	1,520,456	1.72%	13.13%
2009	1.40%	1,419	1,256.01	1,782,283	2.27%	24.47%
2008	1.40%	1,687	1,009.13	1,702,089	1.90%	-38.16%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	1.40%	1,657	$783.13	$1,297,640	0.64%	17.03%
2011	1.40%	2,376	669.16	1,589,918	0.68%	-3.59%
2010	1.40%	2,738	694.08	1,900,380	0.00%	7.29%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2012	1.40%	67	775.96	51,989	0.47%	16.77%
2011	1.40%	67	664.51	44,522	0.44%	-3.85%
2010	1.40%	67	691.10	92,608	0.01%	7.01%
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
2012	1.40%	227	701.11	159,151	1.26%	16.82%
2011	1.40%	250	600.19	150,046	1.32%	-3.67%
2010	1.40%	265	623.08	165,116	1.52%	14.04%
2009	1.40%	343	546.38	187,409	1.16%	26.90%
2008	1.40%	459	430.56	197,584	1.98%	-37.84%
NVIT Money Market Fund - Class IV (SAM4)
2012	1.40%	1,410	674.74	951,380	0.00%	-1.40%
2011	1.40%	1,659	684.34	1,135,328	0.00%	-1.40%
2010	1.40%	2,553	694.03	1,771,869	0.00%	-1.40%
2009	1.40%	1,732	703.89	1,219,133	0.10%	-1.31%
2008	1.20% to 1.40%	2,156	75.21 to 713.21	1,537,800	2.17%	0.92% to 0.72%
Growth and Income Portfolio - Initial Shares (DGI)
2012	1.40%	183	1,156.55	211,649	1.30%	16.43%
2011	1.40%	388	993.36	385,424	1.25%	-4.14%
2010	1.40%	415	1,036.29	430,061	1.22%	16.96%
2009	1.40%	434	886.03	384,536	1.34%	27.00%
2008	1.40%	554	697.68	386,647	0.66%	-41.24%
Variable Series I - DWS Bond VIP - Class A (SVSB1)
2012	1.40%	223	884.58	197,260	4.27%	6.27%
2011	1.40%	341	832.38	283,842	4.38%	4.22%
2010	1.40%	386	798.68	308,291	4.64%	5.31%
2009	1.40%	419	758.44	317,785	8.57%	8.54%
2008	1.40%	477	698.78	333,055	5.76%	-17.93%
Variable Series I - DWS Growth & Income VIP - Class A (SVSGI1)
2012	1.40%	419	1,045.63	438,118	1.23%	14.20%
2011	1.40%	618	915.61	565,845	1.29%	-1.53%
2010	1.40%	696	929.83	647,164	1.63%	12.81%
2009	1.40%	748	824.27	616,555	2.16%	32.28%
2008	1.40%	796	623.12	496,111	2.13%	-39.17%
Variable Series I - DWS International VIP - Class A (SVSI1)
2012	1.40%	282	739.64	208,577	2.15%	18.97%
2011	1.40%	300	621.73	186,518	1.82%	-17.83%
2010	1.40%	404	756.63	305,677	2.27%	0.21%
2009	1.40%	470	755.03	354,864	4.83%	31.66%
2008	1.40%	533	573.46	305,828	1.47%	-48.93%
Managed Volatility Fund II (FVU2)
2012	1.40%	59	1,024.24	60,430	2.92%	11.97%
2011	1.40%	60	914.76	54,886	3.91%	3.32%
2010	1.40%	65	885.37	57,549	6.61%	10.53%
2009	1.40%	63	801.04	50,466	9.32%	26.49%
2008	1.40%	69	633.26	43,455	6.47%	-21.49%
Fund for US Government Securities II (FVUS2)
2012	1.40%	176	984.99	173,358	3.80%	1.54%
2011	1.40%	179	970.04	173,638	4.22%	4.31%
2010	1.40%	205	929.95	190,641	5.05%	3.71%
2009	1.40%	393	896.73	352,414	5.16%	3.75%
2008	1.40%	294	864.35	254,091	5.79%	2.83%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.40%	36	560.15	20,165	2.77%	33.58%
2008	1.40%	17	419.32	6,995	0.96%	-43.49%
Equity-Income Portfolio - Initial Class (FEIP)
2012	1.40%	467	1,593.64	744,232	2.91%	15.67%
2011	1.40%	552	1,377.71	760,497	2.31%	-0.43%
2010	1.40%	705	1,383.65	975,477	1.72%	13.55%
2009	1.40%	893	1,218.55	1,088,161	2.26%	28.40%
2008	1.40%	1,137	949.04	1,079,096	2.12%	-43.45%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2012	1.40%	204	$1,119.29	$228,334	5.43%	12.64%
2011	1.40%	253	993.71	251,410	7.00%	2.59%
2010	1.40%	288	968.64	278,968	6.94%	12.24%
2009	1.40%	367	863.00	316,719	6.72%	41.96%
2008	1.40%	491	607.92	298,649	7.93%	-26.03%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	1.40%	469	1,230.39	577,051	1.50%	10.91%
2011	1.40%	574	1,109.31	636,744	2.25%	-3.91%
2010	1.40%	497	1,154.48	573,775	1.68%	12.68%
2009	1.40%	528	1,024.59	540,983	2.44%	27.32%
2008	1.40%	617	804.75	496,546	2.48%	-29.71%
VIP Contrafund Portfolio - Initial Class (FCP)
2009	1.40%	1,105	1,586.71	1,753,314	1.44%	33.82%
2008	1.40%	1,265	1,185.68	1,499,756	0.94%	-43.31%
VIP Growth Opportunities Portfolio - Service Class 2 (FGO2)
2009	1.40%	83	314.43	26,098	1.87%	43.44%
2008	1.40%	14	219.21	2,988	0.13%	-55.76%
VIP Growth Portfolio - Initial Class (FGP)
2012	1.40%	697	1,375.02	958,389	0.56%	13.09%
2011	1.40%	834	1,215.85	1,014,020	0.34%	-1.19%
2010	1.40%	993	1,230.47	1,221,853	0.27%	22.45%
2009	1.40%	1,197	1,004.88	1,202,847	0.43%	26.50%
2008	1.40%	1,577	794.35	1,252,546	0.76%	-47.90%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	1.40%	141	385.77	54,394	0.36%	12.81%
2011	1.40%	142	341.97	48,560	0.13%	-1.42%
2010	1.40%	142	346.89	49,259	0.03%	22.14%
2009	1.40%	142	284.01	40,329	0.30%	26.19%
2008	1.40%	113	225.07	25,469	0.58%	-48.04%
VIP Overseas Portfolio - Service Class 2 (FO2)
2012	1.40%	68	449.71	30,580	1.77%	18.70%
2011	1.40%	68	378.86	25,763	1.15%	-18.49%
2010	1.40%	68	464.79	31,606	1.09%	11.26%
2009	1.40%	68	417.74	28,407	3.77%	24.47%
2008	1.40%	61	335.63	18,163	2.69%	-44.74%
High Yield Portfolio - Administrative Class (PMVHYA)
2012	1.40%	19	962.92	18,296	5.78%	12.71%
2011	1.40%	19	854.30	16,232	6.97%	1.89%
2010	1.40%	19	838.42	15,930	9.36%	12.90%
2009	1.40%	19	742.64	14,110	10.18%	38.24%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	1.40%	55	1,025.36	56,395	2.57%	8.06%
2011	1.40%	55	948.87	52,188	2.63%	2.16%
2010	1.40%	56	928.82	52,014	2.58%	6.60%
2009	1.40%	56	871.32	48,794	5.91%	12.43%
2008	1.40%	131	774.97	101,823	4.58%	3.28%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2012	1.40%	47	1,020.25	47,952	4.15%	4.08%
2011	1.40%	122	980.27	119,592	7.64%	6.64%
2010	1.40%	132	919.22	121,337	5.05%	4.72%
2009	1.40%	192	877.79	168,536	3.65%	4.51%
2008	1.40%	171	839.93	143,971	6.45%	2.17%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	1.40%	217	1,224.75	265,772	0.00%	28.00%
2011	1.40%	234	956.84	223,901	0.96%	-26.77%
2010	1.40%	262	1,306.61	342,332	0.67%	25.08%
2009	1.40%	334	1,044.63	348,908	0.21%	110.22%
2008	1.40%	524	496.93	260,592	0.00%	-65.27%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	1.40%	94	1,556.81	146,341	0.62%	1.95%
2011	1.40%	100	1,527.11	152,711	1.14%	-17.61%
2010	1.40%	112	1,853.53	207,595	0.36%	27.44%
2009	1.40%	43	1,454.43	62,540	0.39%	55.34%
2008	1.40%	46	936.26	39,884	0.29%	-46.88%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Discovery Fund (SVDF)
2012	1.40%	327	$468.40	$153,168	0.00%	16.09%
2011	1.40%	336	403.47	135,564	0.00%	-0.97%
2010	1.40%	384	407.42	156,449	0.00%	33.66%
2009	1.40%	277	304.82	84,434	0.00%	38.35%
2008	1.40%	398	220.32	87,686	0.00%	-45.13%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	1.40%	117	736.03	86,115	0.10%	13.91%
2011	1.40%	118	646.14	76,244	0.14%	-6.83%
2010	1.40%	171	693.51	118,590	0.82%	22.04%
2009	1.40%	155	568.28	88,083	0.00%	45.68%
2008	1.40%	144	390.08	56,244	2.00%	-40.93%
J.P. Morgan NVIT Balanced Fund - Class IV (obsolete) (BF4)
2008	1.20% to 1.40%	646	98.12 to 795.11	347,730	2.71%	-26.45% to -26.59%
NACM Small Cap Portfolio Class I (obsolete) (OCCSC)
2009	1.40%	408	1,057.63	431,513	0.05%	13.97%
2008	1.40%	480	928.00	445,057	0.00%	-42.45%
NVIT Mid Cap Growth Fund - Class IV (obsolete) (SGRF4)
2008	1.20% to 1.40%	434	109.71 to 1,048.51	374,661	0.00%	-46.75% to -46.85%
OpCap Managed Portfolio Class I (obsolete) (OCCM)
2009	1.40%	611	1,226.07	749,128	2.30%	22.97%
2008	1.40%	825	997.05	822,177	3.15%	-30.74%
Premier VIT - OpCap Equity Portfolio (obsolete) (OCCE)
2008	1.40%	276	957.25	264,286	0.83%	-39.67%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Initial Class (obsolete) (VWRE)
2008	1.40%	84	569.28	47,771	6.35%	-55.74%
2012	Contract owners equity:			$10,380,387
2011	Contract owners equity:			$11,697,961
2010	Contract owners equity:			$14,247,172
2009	Attributable to Nationwide Life Insurance Company			258,787
2009	Contract owners equity:			$15,636,384
2008	Attributable to Nationwide Life Insurance Company			201,621
2008	Contract owners equity:			$15,401,216

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.